Inventories - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventories
cost of revenues	$ 508,469	$ 536,966	$ 505,844
Inventory write-down	$ 25,447	$ 17,724	$ 12,298